Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	760,181,138.96	32,366
Principal Payments	26,867,379.92	1,018
Defaulted Receivables	3,366,527.11	151
Repurchased Accounts	0.00	0
Pool Balance at 08/31/23	729,947,231.93	31,197

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.34%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	32,448,146.01	1,490
Past Due 61-90 days	9,583,807.15	411
Past Due 91-120 days	1,561,378.16	71
Past Due 121+ days	0.00	0
Total	43,593,331.32	1,972

Total 31+ Delinquent as % Ending Pool Balance	5.97%
Total 61+ Delinquent as % Ending Pool Balance	1.53%
Delinquency Trigger Occurred	NO

Recoveries	1,816,169.05
Aggregate Net Losses/(Gains) - August 2023	1,550,358.06
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.45%
Prior Net Losses/(Gains) Ratio	2.41%
Second Prior Net Losses/(Gains) Ratio	1.55%
Third Prior Net Losses/(Gains) Ratio	1.15%
Four Month Average	1.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	60,950,593.87
Actual Overcollateralization	60,950,593.87
Weighted Average Contract Rate	9.16%
Weighted Average Remaining Term	58.75

Flow of Funds	$ Amount
Collections	34,447,356.16
Investment Earnings on Cash Accounts	34,884.43
Servicing Fee	(791,855.35)
Transfer to Collection Account	-
Available Funds	33,690,385.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	2,559,675.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	27,709,375.80
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	2,938,925.30

Total Distributions of Available Funds	33,690,385.24

Servicing Fee	791,855.35
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 08/15/23	696,706,013.86
Principal Paid	27,709,375.80
Note Balance @ 09/15/23	668,996,638.06

Class A-1
Note Balance @ 08/15/23	8,116,013.86
Principal Paid	8,116,013.86
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2a
Note Balance @ 08/15/23	271,560,000.00
Principal Paid	13,944,788.16
Note Balance @ 09/15/23	257,615,211.84
Note Factor @ 09/15/23	94.8649329%

Class A-2b
Note Balance @ 08/15/23	110,000,000.00
Principal Paid	5,648,573.78
Note Balance @ 09/15/23	104,351,426.22
Note Factor @ 09/15/23	94.8649329%

Class A-3
Note Balance @ 08/15/23	130,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	130,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	41,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	41,000,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	56,370,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	56,370,000.00
Note Factor @ 09/15/23	100.0000000%

Class D
Note Balance @ 08/15/23	61,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	61,030,000.00
Note Factor @ 09/15/23	100.0000000%

Class E
Note Balance @ 08/15/23	18,630,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	18,630,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,042,084.14
Total Principal Paid	27,709,375.80
Total Paid	30,751,459.94

Class A-1
Coupon	5.13900%
Interest Paid	35,915.39
Principal Paid	8,116,013.86
Total Paid to A-1 Holders	8,151,929.25

Class A-2a
Coupon	5.92000%
Interest Paid	1,339,696.00
Principal Paid	13,944,788.16
Total Paid to A-2a Holders	15,284,484.16

Class A-2b
SOFR Rate	5.18851%
Coupon	6.03851%
Interest Paid	571,981.09
Principal Paid	5,648,573.78
Total Paid to A-2b Holders	6,220,554.87

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4862698
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7553213
Total Distribution Amount	35.2415911

A-1 Interest Distribution Amount	0.1951923
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	44.1087710
Total A-1 Distribution Amount	44.3039633

A-2a Interest Distribution Amount	4.9333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.3506708
Total A-2a Distribution Amount	56.2840041

A-2b Interest Distribution Amount	5.1998281
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.3506707
Total A-2b Distribution Amount	56.5504988

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	4,658,785.01
Investment Earnings	20,810.61
Investment Earnings Paid	(20,810.61)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$15,371,242.14	$13,832,057.43	$12,969,339.80
Number of Extensions	568	519	488
Ratio of extensions to Beginning of Period Receivables Balance	2.02%	1.75%	1.58%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.